Schedule of Investments
(unaudited)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 8.11%, 09/25/60
(a) (b)
.......... USD 892 $ 887,838
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 6.39%,
11/25/34
(c)
....................... 268 267,256
Ajax Mortgage Loan Trust
(b)
Series 2020-C,  0.00%, 09/25/60
(d) (e)
..... 5 5,248
Series 2020-C, Class C, 0.00%, 09/27/60 . 4 466
Series 2020-D,  0.00%, 06/25/60
(d) (e)
..... 8 7,727
Series 2021-E, Class B3, 3.67%, 12/25/60
(c)
380 131,125
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
5,085 192,718
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
. 1,362 1,342,616
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
. 216 211,724
Series 2021-F, Class C, 0.00%, 06/25/61 .. 329 265,461
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
1,444 1,423,619
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 265,450
Series 2021-G, Class C, 0.00%, 06/25/61 . 461 410,070
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 850 826,506
Series 2023-SFR2, Class F1, 3.95%,
06/17/40
(f)
.................... 600 509,304
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 6.55%, 04/20/31
(b) (c)
.......... 633 633,925
Apidos CLO XXVI, Series 2017-26A, Class
A1AR, (3-mo. CME Term SOFR at 0.90%
Floor + 1.16%), 6.44%, 07/18/29
(b) (c)
..... 848 848,963
Apidos CLO XXXII, Series 2019-32A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 6.38%, 01/20/33
(b) (c)
..... 280 280,364
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
7.45%, 08/17/41
(b) (c)
................ 552 550,931
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
7.02%, 05/17/41
(b) (c)
................ 470 469,052
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.53%, 11/17/38 ................ 159 158,353
Series 2022-CRE6, Class A, (SOFR 30 day
Average at 1.25% Floor + 1.25%), 6.59%,
01/20/37 ..................... 511 505,689
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(3-mo. CME Term SOFR at 1.05% Floor +
1.31%), 6.59%, 04/22/31
(b) (c)
.......... 889 889,685
Atrium IX, Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%), 6.59%,
05/28/30
(b) (c)
..................... 864 864,447
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR
at 1.00% Floor + 1.11%), 6.46%, 05/28/39
(b) (c)
1,651 1,317,643
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.52%, 11/16/38
(b) (c)
................ 429 425,098
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.98%, 10/25/36 ................ 1,200 1,110,786
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.78%, 03/25/37 ................ 811 722,531
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.74%, 03/25/37 ................ USD 464 $ 429,174
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 6.84%, 02/15/37
(b) (c)
.......... 700 698,146
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%), 6.70%,
07/15/31
(b) (c)
..................... 464 464,601
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
5.96%, 02/25/37
(c)
................. 1,876 1,428,231
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at
0.93% Floor + 1.04%), 6.39%, 09/25/34
(c)
. 443 432,140
CFMT LLC
(b)(c)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ..................... 750 663,667
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ..................... 1,200 1,007,088
CIFC Funding Ltd., Series 2014-3A, Class
A1R2, (3-mo. CME Term SOFR at 0.00%
Floor + 1.46%), 6.74%, 10/22/31
(b) (c)
..... 867 868,317
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 7.19%,
05/25/32
(c)
...................... 987 953,836
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.80%, 07/25/37
(b) (c)
................ 1,451 940,050
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 5.91%,
03/25/37 ..................... 1,540 1,233,676
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 5.81%,
05/25/47 ..................... 2,148 1,789,019
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 11/25/47 ................ 597 576,378
CWABS Trust, Series 2006-26, Class M1,
(1-mo. CME Term SOFR at 0.25% Floor +
0.36%), 5.71%, 06/25/37
(c)
........... 882 748,272
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.36%,
11/25/34
(c)
....................... 8 7,492
Dryden 38 Senior Loan Fund, Series 2015-38A,
Class ARR, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 6.45%, 07/15/30
(b) (c)
807 807,272
FS Rialto Issuer LLC
(b)(c)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.92%,
08/17/37 ..................... 350 350,675
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.23%,
10/19/39 ..................... 540 542,999
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 5.82%, 03/25/36
(c)
.......... 96 28,284
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
5.60%, 03/25/47
(c)
................. 2,034 1,063,452

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
........... USD 1,824 $ 1,599,066
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.79%, 02/17/39
(b) (c)
................ 1,280 1,269,632
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(b) (c)
.......... 884 847,629
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.06%,
02/25/36 ..................... 626 522,852
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.78%,
08/25/36 ..................... 1,555 613,549
Madison Park Funding XIV Ltd., Series 2014-
14A, Class AR3, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 6.48%, 10/22/30
(b) (c)
930 930,966
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 6.64%,
10/15/32
(b) (c)
..................... 1,000 1,001,200
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 7.08%,
03/19/39
(b) (c)
..................... 318 316,609
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.76%,
07/25/36
(c)
...................... 405 161,095
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
............... 37 32,543
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 6.52%,
01/20/35
(b) (c)
..................... 1,000 1,000,797
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
... 2,739 2,457,819
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(a) (b)
..................... 1,000 996,067
Option One Mortgage Loan Trust
(a)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ..................... 947 809,059
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ..................... 757 723,647
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 6.55%, 10/17/31
(b) (c)
156 156,014
PRET LLC, Series 2024-NPL4, Class A1,
7.00%, 07/25/54
(a) (b)
................ 1,500 1,499,999
Progress Residential Trust
(b)
Series 2020-SFR3, Class G, 4.11%,
10/17/27 ..................... 2,750 2,735,064
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 1,446 1,319,773
Series 2021-SFR11, Class F, 4.42%,
01/17/39 ..................... 2,000 1,808,347
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,243,620
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ..................... 925 918,200
RAAC Trust, Series 2006-SP3, Class M3,
(1-mo. CME Term SOFR at 1.35% Floor and
14.00% Cap + 1.46%), 6.81%, 08/25/36
(c)
. 1,111 1,047,178
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 5.94%, 11/25/36
(c)
. 1,163 942,984
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
6.00%, 02/25/37
(c)
................. USD 1,909 $ 818,398
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(1-mo. CME Term SOFR at 0.23% Floor +
0.34%), 5.69%, 01/25/37
(b) (c)
.......... 1,101 633,951
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
...... 1,050 1,020,245
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-HE2, Class 2A3, (1-mo.
CME Term SOFR at 0.36% Floor + 0.36%),
5.71%, 04/25/37
(c)
................. 1,325 496,185
Washington Mutual Asset-Backed Certificates
Trust
(c)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
5.76%, 01/25/37 ................ 1,177 543,881
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.10% Floor + 0.21%),
5.56%, 02/25/37 ................ 2,878 807,399
Total Asset-Backed Securities — 15 .1%
(Cost: $ 61,995,777 ) ............................... 60,831,132
Corporate Bonds
Financial Services — 0.1%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 427 448,948
Total Corporate Bonds — 0 .1%
(Cost: $ 427,572 ) ................................. 448,948
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 15.1%
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ..................... 1,111 590,983
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.50%, 01/25/36
(c)
..... 1,742 859,689
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 5.80%, 02/25/37
(c)
..... 1,483 594,988
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ..................... 1,954 794,192
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,684 650,538
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,585 950,552
Series 2006-OC11, Class 2A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 01/25/37
(c)
............... —
(g)
—
Series 2007-19, Class 1A34, 6.00%,
08/25/37 ..................... 753 364,987
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.64%, 10/25/35
(c)
......... 68 62,957
Barclays Mortgage Trust
(b)
  0.00%, 11/25/51
(c) (e)
............... 1 506
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
.................... 1,670 1,623,270
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
.................... 177 169,470
Series 2021-NPL1, Class C, 0.00%, 11/25/51 367 412,841
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
4.14%, 07/26/37
(b) (c)
................ 1,298 1,138,284

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%), 5.78%,
01/25/47
(c)
...................... USD 564 $ 454,329
CFMT LLC
(b)(c)
Series 2023-HB11, Class M2, 4.00%,
02/25/37 ..................... 1,250 1,161,651
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ..................... 236 211,151
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ..................... 459 387,850
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%,
10/25/36 ..................... 1,154 429,708
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,712 942,827
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,877 1,204,370
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 .................. 1,900 700,757
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 19 18,075
Series 2006-21, Class A11, 5.75%, 02/25/37 1,156 504,266
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.13%, 04/25/46
(c)
......... 1,242 375,140
Series 2007-8, Class 1A4, 6.00%, 01/25/38 321 141,949
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 7.38%,
08/25/34 ..................... 313 292,772
Series 2007-6, Class 1A2A, 4.23%, 03/25/37 1,364 1,007,793
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
1,034 959,235
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 .... 471 433,862
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ..................... 580 592,797
Series 2015-6R, Class 5A2, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.64%, 03/27/36
(c)
............... 1,414 1,082,403
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
.................... 969 956,130
Deutsche Mortgage Securities, Inc., Series
2006-PR1, Class CWA1, 6.00%, 06/25/35
(b) (c)
1,967 1,090,852
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. CME Term SOFR at
0.35% Floor + 0.46%), 5.81%, 03/25/35
(b) (c)
775 707,038
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 .......... 553 502,453
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 . 1,985 1,970,967
Series 2020-2, Class M1, 3.90%, 05/25/65 . 2,625 2,479,178
Impac Secured Assets Trust
(c)
Series 2006-1, Class 1A2B, (1-mo. CME
Term SOFR at 0.40% Floor and 11.50%
Cap + 0.51%), 5.86%, 05/25/36 ...... 804 628,337
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 5.80%,
11/25/36 ..................... 816 719,999
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 .... 740 521,590
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (1-mo. CME Term
SOFR at 0.24% Floor + 0.35%), 5.70%,
07/25/36
(c)
...................... 540 517,123
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 7.36%, 09/25/47
(c)
........... USD 889 $ 1,147,033
MCM Trust
(e)
Series 2018-NPL2,  3.00%, 08/25/28
(b)
... 391 374,916
Series 2021-VFN1,  3.00%, 08/28/28 .... 405 264,617
MFA Trust, Series 2022-NQM1, Class M1,
4.25%, 12/25/66
(b) (c)
................ 500 438,305
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.86%, 11/25/59
(b) (c)
. 2,500 1,802,849
PRET LLC
(a)(b)
Series 2024-NPL2, Class A1, 7.02%,
02/25/54 ..................... 903 905,135
Series 2024-RN2, Class A1, 7.12%, 04/25/54 1,496 1,508,453
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a) (b)
..................... 1,430 1,410,010
RALI Trust
(c)
Series 2005-QA4, Class A11, 5.23%,
04/25/35 ..................... 2,110 946,057
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.92%, 06/25/37 ................ 896 366,593
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 6.00%, 01/25/37 ...... 913 660,328
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.86%, 09/25/35
(b) (c)
................ 126 104,836
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 6.01%, 07/25/36 ...... 2,608 449,729
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 5.71%, 07/25/36 ...... 571 91,546
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 10.29%, 07/25/36 .... 459 415,951
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.60%, 08/25/35 1,542 643,068
Series 2006-SA2, Class 2A1, 5.68%,
08/25/36 ..................... 95 66,236
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b) (c)
......... 939 788,727
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 . 2,216 2,133,906
Series 2020-3, Class M1, 4.75%, 04/26/60 . 2,252 2,194,515
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(c)
.................... 2,764 2,655,835
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
.................... 1,192 1,147,487
TVC Mortgage Trust, Series 2023-RTL1, Class
A1, 8.25%, 11/25/27
(a) (b)
............. 395 398,895
Verus Securitization Trust
(b)(c)
Series 2020-INV1, Class B1, 5.75%,
03/25/60 ..................... 1,100 1,114,110
Series 2023-INV1, Class M1, 7.55%,
02/25/68 ..................... 1,200 1,213,164
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average 1
Year CMT at 0.70% Floor + 0.70%), 5.87%,
02/25/47
(c)
...................... 649 549,590

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates Trust, Series 2007-OA5,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 1.25%
Floor + 0.80%), 5.97%, 06/25/47
(c)
...... USD 1,518 $ 1,197,868
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 1,128 972,912
Series 2005-9, Class 5A1, 5.50%, 11/25/35 1,008 788,978
Series 2006-2, Class 2CB, 6.50%, 03/25/36 691 450,672
Series 2006-2, Class 3CB, 6.00%, 03/25/36 1,037 786,552
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,778 1,135,568
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 6.02%, 10/25/46
(c)
......... 102 84,725
Series 2007-5, Class A3, 7.00%, 06/25/37 . 202 160,211
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor and 7.00% Cap +
0.43%), 5.78%, 03/25/37
(c)
........... 1,327 1,066,126
Western Alliance Bank
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 8.50%,
07/25/59 ..................... 455 470,393
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 9.05%,
07/25/59 ..................... 650 674,133
60,787,888
Commercial Mortgage-Backed Securities — 23.9%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 358,947
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(b) (c)
................ 240 260,550
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.75%, 09/15/34
(b) (c)
237 214,204
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor +
3.21%), 8.54%, 04/15/34
(b) (c)
.......... 276 187,338
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
...................... 750 516,968
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 7.02%,
07/15/41
(b) (c)
..................... 1,090 1,087,956
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
7.60%, 04/15/35 ................ 280 273,636
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
8.60%, 04/15/35 ................ 229 223,438
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 730 614,585
Series 2021-BN38, Class A5, 2.52%,
12/15/64 ..................... 1,700 1,436,205
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 470 493,255
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.91%,
10/25/36 ..................... 574 554,909
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 5.81%,
12/25/36 ..................... USD 498 $ 475,705
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.25%, 03/15/37
(b) (c)
.............. 296 278,240
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.50%, 03/15/37
(b) (c)
.............. 150 137,415
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,674,461
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
.................... 650 687,959
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 1,810 1,881,962
Benchmark Mortgage Trust, Series 2018-B5,
Class A4, 4.21%, 07/15/51 ........... 550 531,798
BFLD Mortgage Trust
(b)(c)
Series 2024-VICT, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%),
7.19%, 07/15/41 ................ 585 583,720
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.79%, 08/15/26 ................ 1,030 1,024,850
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(b) (c)
................ 120 6,023
BHMS, Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor + 2.20%),
7.53%, 07/15/35
(b) (c)
................ 269 267,336
BMP
(b)(c)
Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.70%, 06/15/41 ................ 280 277,900
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
8.72%, 06/15/41 ................ 150 147,563
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 6.49%,
09/15/38 ..................... 1,000 991,875
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 9.04%,
09/15/38 ..................... 750 741,803
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 8.33%,
05/15/39 ..................... 370 370,694
BSST Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.19%, 04/15/36
(b) (c)
..... 666 657,706
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
.................... 683 615,956
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,213,532
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38
(c)
............... 132 128,947
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
6.10%, 05/15/38
(c)
............... 707 699,025
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38
(c)
............... 126 123,958
Series 2021-VOLT, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.14%, 09/15/36
(c)
............... 752 741,190

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 6.13%,
10/15/38
(c)
.................... USD 2,424 $ 2,397,806
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 06/15/27
(c)
............... 185 185,347
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27
(c)
............... 260 261,056
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 6.34%,
02/15/39
(c)
.................... 1,359 1,342,044
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 6.64%,
02/15/39
(c)
.................... 1,177 1,156,221
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40
(c)
.................... 866 866,542
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.99%, 08/15/39
(c)
............... 810 808,987
Series 2024-KING, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.87%, 05/15/34
(c)
............... 390 387,197
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.97%, 05/15/41
(c)
............... 388 386,630
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39
(c)
.................... 980 975,100
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 9.07%,
02/15/39
(c)
.................... 284 280,393
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.87%, 06/15/37
(c)
............... 400 398,124
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39
(c)
.................... 901 896,729
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 8.47%,
02/15/39
(c)
.................... 252 251,597
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.72%,
03/15/41
(c)
.................... 182 180,954
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 826 749,238
Series 2019-OC11, Class E, 3.94%,
12/09/41
(c)
.................... 71 61,644
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.34%, 10/15/36
(c)
............... 400 394,795
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36
(c)
............... 128 124,706
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36
(c)
............... 705 698,016
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.14%, 01/15/34
(c)
............... 582 576,535
Series 2021-MFM1, Class G, (1-mo. CME
Term SOFR at 3.90% Floor + 4.01%),
9.34%, 01/15/34
(c)
............... 134 129,716
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.34%, 06/15/36
(c)
............... USD 275 $ 260,517
Series 2021-VIEW, Class F, (1-mo. CME
Term SOFR at 3.93% Floor + 4.04%),
9.37%, 06/15/36
(c)
............... 350 312,713
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39
(c)
............... 167 167,267
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.99%, 08/15/41
(c)
............... 687 687,028
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43
(c)
............... 294 292,692
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 6.82%,
04/15/37
(c)
.................... 104 103,433
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(c)
............... 880 869,000
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.63%, 01/15/39
(c)
............... 450 434,409
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38
(c)
............... 360 361,125
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
8.67%, 05/15/38
(c)
............... 440 441,375
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.97%, 02/15/41
(c)
... 735 729,947
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.77%, 04/15/41
(c)
............... 994 986,746
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
9.02%, 04/15/41
(c)
............... 293 291,801
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
03/15/41
(c)
.................... 438 431,676
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 10.72%,
03/15/41
(c)
.................... 146 145,884
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.82%, 07/15/29
(c)
............... 909 907,474
Series 2024-VLT4, Class F, (1-mo. CME
Term SOFR at 3.94% Floor + 3.94%),
9.27%, 07/15/29
(c)
............... 190 187,150
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b) (c)
..................... 540 380,285
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 7.22%,
07/15/41
(b) (c)
..................... 340 339,150
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ..... 600 576,746
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
...................... 336 289,318
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 5.82%, 10/12/40
(b) (c)
. 435 442,013
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 8.67%,
08/15/36
(b) (c)
..................... 250 248,750

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust
(b)(c)
Series 2020-ICE5, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.34%, 11/15/37 ................ USD 688 $ 685,943
Series 2020-ICE5, Class F, (1-mo. CME
Term SOFR at 3.49% Floor + 3.61%),
8.93%, 11/15/37 ................ 703 702,105
Commercial Mortgage Trust
Series 2015-CR25, Class A3, 3.51%,
08/10/48 ..................... 469 461,738
Series 2015-CR25, Class C, 4.52%,
08/10/48
(c)
.................... 255 238,325
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 605 598,566
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
.................... 806 765,246
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
.................... 1,580 1,469,558
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
7.17%, 06/15/41
(b) (c)
.............. 200 197,813
Series 2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor + 4.49%),
9.81%, 06/15/41
(b) (c)
.............. 115 114,427
CONE Trust
(b)(c)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.94%, 08/15/26 ................ 460 458,992
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.19%, 08/15/26 ................ 80 79,850
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.52%),
11.85%, 10/15/37
(c)
.............. 600 525,000
Series 2020-NET, Class C, 3.53%, 08/15/37 100 94,357
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38
(c)
............... 300 295,690
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24
(c)
............... 380 379,997
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 7.20%,
08/15/39
(b) (c)
..................... 320 319,078
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.63%, 05/15/35
(b) (c)
..... 210 205,809
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 7.07%, 04/15/37
(b) (c)
..... 360 358,650
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/28
(b) (c)
..................... 365 367,645
DK Trust
(b)(c)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
6.83%, 03/15/34 ................ 590 585,206
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
9.33%, 03/15/34 ................ 439 436,430
ELM Trust, Series 2024-ELM, Class E10,
7.79%, 06/10/39
(b) (c)
................ 300 303,316
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b) (c)
..................... 795 801,845
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.52%, 07/15/38 ................ USD 712 $ 709,772
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.29%, 07/15/38 ................ 363 361,887
Series 2021-ESH, Class F, (1-mo. CME Term
SOFR at 3.70% Floor + 3.81%), 9.14%,
07/15/38 ..................... 733 733,291
Great Wolf Trust
(b)(c)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 7.02%, 05/15/41 . 565 564,647
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.87%, 03/15/39 ................ 540 537,975
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 335 330,169
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 8.99%,
10/15/36 ..................... 300 297,000
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
6.84%, 12/15/36 ................ 870 854,775
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27 ................ 352 351,811
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.12%, 03/15/28 ................ 520 520,325
Series 2023-SHIP, Class A, 4.32%, 09/10/38 100 97,903
Series 2023-SHIP, Class E, 7.43%, 09/10/38 700 700,164
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
(1-mo. CME Term SOFR at 1.40% Floor +
1.45%), 6.78%, 05/15/38
(b) (c)
.......... 250 249,297
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 8.52%, 05/15/37
(b) (c)
380 378,575
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b) (c)
................ 519 498,745
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.59%, 10/15/36 ................ 772 746,925
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.79%, 10/15/36 ................ 391 367,996
HTL Commercial Mortgage Trust
(b)(c)
Series 2024-T53, Class A, 5.88%, 05/10/39 180 181,592
Series 2024-T53, Class E, 10.26%, 05/10/39 365 372,602
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 275 248,704
Series 2019-30HY, Class D, 3.44%,
07/10/39
(c)
.................... 208 175,648
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.85%,
09/06/38
(c)
.................... 640 606,987
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38
(c)
.... 654 609,314
Series 2020-ACE, Class A, 3.29%, 01/10/37 400 394,282
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
6.49%, 04/15/38
(c)
............... 576 573,865

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MHC, Class E, (1-mo. CME
Term SOFR at 2.45% Floor + 2.81%),
8.14%, 04/15/38
(c)
............... USD 300 $ 298,080
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.51%, 09/15/39
(c)
............... 539 539,000
Series 2022-OPO, Class D, 3.45%,
01/05/39
(c)
.................... 350 267,750
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 8.52%, 06/15/39
(b) (c)
190 189,054
KSL Commercial Mortgage Trust, Series 2023-
HT, Class A, (1-mo. CME Term SOFR at
2.29% Floor + 2.29%), 7.62%, 12/15/36
(b) (c)
895 896,958
LBA Trust
(b)(c)
Series 2024-BOLT, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%),
6.92%, 06/15/26 ................ 240 238,200
Series 2024-BOLT, Class F, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
9.77%, 06/15/26 ................ 115 112,332
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.86%, 06/25/37
(b) (c)
.......... 500 494,045
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 03/15/38
(b) (c)
.......... 164 157,109
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(b) (c)
................ 128 128,864
MCR Mortgage Trust
(b)
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
02/15/37
(c)
.................... 617 615,109
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 9.98%,
02/15/37
(c)
.................... 245 245,243
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 115,918
MF1 Multifamily Housing Mortgage Loan Trust
(b)
(c)
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%),
6.40%, 12/15/34 ................ 470 464,422
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%),
9.55%, 12/15/34 ................ 300 283,656
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b) (c)
..................... 192 114,581
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.24%, 04/15/38
(b) (c)
882 873,945
MHP 2022-MHIL, Series 2022-MHIL, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.81%), 6.14%, 01/15/27
(b) (c)
.......... 893 879,423
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 628 655,464
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
.................... 595 516,222
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,764,213
Series 2018-MP, Class A, 4.28%,
07/11/40
(b) (c)
................... 150 133,724
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
460 362,009
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
7.32%, 08/15/29
(b) (c)
................ USD 295 $ 294,262
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 1,072 925,613
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 415 346,504
One New York Plaza Trust
(b)(c)
Series 2020-1NYP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
6.39%, 01/15/36 ................ 185 175,519
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
6.69%, 01/15/36 ................ 100 91,750
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(b) (c)
...... 390 390,508
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.42%, 10/15/28
(b) (c)
................ 764 770,009
ORL Trust, Series 2023-GLKS, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.68%, 10/19/36
(b) (c)
................ 590 590,738
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
7.22%, 06/15/39
(b) (c)
................ 380 378,575
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 11.44%, 07/15/38
(b) (c)
300 57,136
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 7.07%, 04/15/41
(b) (c)
.......... 400 397,375
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.97%, 04/15/37
(b) (c)
................ 450 446,625
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 6.33%,
01/15/39
(b) (c)
..................... 566 558,925
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. CME Term
SOFR at 0.73% Floor + 0.85%), 6.17%,
11/15/38 ..................... 574 567,659
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%), 8.07%,
11/15/38 ..................... 718 713,956
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
6.27%, 11/15/36 ................ 1,255 1,239,312
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 6.02%, 07/15/36
(b) (c)
.......... 1,243 1,228,239
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(b) (c)
..................... 500 501,250
TPGI Trust, Series 2021-DGWD, Class E,
(1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 06/15/26
(b) (c)
.......... 740 734,974
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
6.29%, 03/15/38
(b) (c)
................ 656 651,741
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.58%, 12/10/33
(b) (c)
.......... 380 397,986
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 . 1,068 931,397
Series 2019-3, Class M6, 6.03%, 10/25/49 . 1,151 933,430
Series 2020-1, Class M4, 3.54%, 02/25/50 . 580 476,973

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-4, Class M5, 5.68%, 12/26/51 . USD 1,860 $ 1,415,227
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class AS, 3.58%, 02/15/48 408 401,257
Series 2015-C30, Class B, 4.40%,
09/15/58
(c)
.................... 500 485,952
Series 2016-C32, Class B, 4.73%,
01/15/59
(c)
.................... 500 479,643
Series 2018-1745, Class A, 3.75%,
06/15/36
(b) (c)
................... 1,990 1,762,221
Series 2018-AUS, Class A, 4.06%,
08/17/36
(b) (c)
................... 620 591,335
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(b) (c)
................... 216 215,030
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(b) (c)
..................... 660 661,856
95,945,620
Interest Only Collateralized Mortgage Obligations — 0.2%
(c)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 1.14%, 02/25/37 742 121,907
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.70% Cap + 6.59%),
1.24%, 05/25/37 .................. 3,819 440,934
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor and 6.68% Cap +
6.57%), 1.22%, 03/25/37 ............. 1,327 138,009
700,850
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(c)
BANK, Series 2017-BNK9, Class XA, 0.75%,
11/15/54 ........................ 3,369 67,767
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.61%, 04/15/53 2,970 166,946
Series 2020-C7, Class XB, 0.98%, 04/15/53 1,000 50,448
Series 2023-C20, Class XA, 0.85%, 07/15/56 11,990 636,211
Benchmark Mortgage Trust
Series 2020-B17, Class XB, (1-mo. LIBOR
USD + 0.00%), 0.53%, 03/15/53 ..... 15,395 333,471
Series 2023-V3, Class XA, 0.81%, 07/15/56 19,992 564,189
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
... 3,975 168,529
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.51%, 11/15/51 1,038 18,796
Series 2019-C16, Class XA, 1.54%, 06/15/52 3,838 221,980
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
...................... 28,000 94,164
ORL Trust, Series 2023-GLKS, Class XCP,
0.48%, 10/19/36
(b)
................. 115,920 115,410
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ....... 3,104 179,967
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.15%, 11/15/50 .... 3,554 107,145
2,725,023
Total Non-Agency Mortgage-Backed Securities — 39 .9%
(Cost: $ 164,960,255 ) .............................. 160,159,381
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.6%
Ajax Magnethermic Corp. , 0.00% , 06/27/61
(b) (d) (e)
USD 2 $ 1,456
Federal Home Loan Mortgage Corp. , Series
4161 , Class BW , 2.50% , 02/15/43 ...... 200 172,724
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 2411 , Class FJ , (SOFR 30 day
Average at 0.35% Floor and 9.00% Cap +
0.46%), 5.80% , 12/15/29 .......... 2 1,531
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 6.53% , 08/25/54 .......... 1,520 1,521,205
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 0.86% , 05/25/48 .......... 149 130,442
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 6.65% , 10/25/53 .......... 1,817 1,824,648
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 6.75% , 11/25/53 ........... 377 379,235
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 6.45% , 07/25/54 .......... 1,053 1,052,737
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 6.58% , 08/25/54 .......... 1,090 1,088,978
Government National Mortgage Association ,
Series 2019-29 , Class HY , 3.50% , 03/20/49 100 81,220
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.62% , 07/20/39
(c)
.............. 133 136,843
6,391,019
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.66% , 04/25/28
(b) (c)
................ 288 253,399
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 . 154 141,635
395,034
Interest Only Collateralized Mortgage Obligations — 4.5%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 66 2,089
Series 5159 , Class PI , 3.00% , 11/25/51 ... 814 116,333
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119 , Class SC , (SOFR 30 day
Average at 0.00% Floor and 6.15% Cap +
6.04%), 0.70% , 10/15/42 .......... 593 66,782
Series 4901 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.64% , 07/25/49 .......... 422 42,138
Series 4941 , Class SH , (SOFR 30 day
Average at 0.00% Floor and 5.95% Cap +
5.84%), 0.49% , 12/25/49 .......... 404 41,753
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 437 49,590
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 192 37,542
Series 2017-68 , Class IE , 4.50% , 09/25/47 548 95,141
Series 2020-32 , Class PI , 4.00% , 05/25/50 4,977 1,044,212
Series 2021-23 , Class CI , 3.50% , 07/25/46 562 103,098

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-41 , 3.50% , 07/25/51 ....... USD 672 $ 116,393
Series 2024-7 , Class IA , 3.50% , 11/25/49 . 23,912 2,910,343
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60 , Class SD , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.64% , 09/25/46 .......... 797 55,619
Series 2016-78 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.64% , 05/25/39 .......... 1,002 72,513
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 17,195 2,711,647
Series 2021-64 , Class IH , 3.00% , 02/20/51 19,160 2,888,449
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 20,570 3,247,983
Series 2021-104 , Class IH , 3.00% , 06/20/51 994 158,220
Series 2022-88 , Class IA , 3.00% , 08/20/50 27,924 4,395,164
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 0.00% Floor
and 6.20% Cap + 6.09%), 0.74% , 07/20/47
(c)
359 44,025
18,199,034
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110 , Class X1 , 1.69% , 04/25/30 .. 5,296 398,766
Series KPLB2 , Class X , 0.26% , 06/25/33 .. 16,982 377,250
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.89% , 06/16/58 ...... 6,938 298,293
Series 2020-43 , 1.26% , 11/16/61 ....... 2,090 158,290
1,232,599
Mortgage-Backed Securities — 44.0%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 430 409,741
3.00% , 09/01/27 - 12/01/46 ........... 277 257,005
3.50% , 12/01/41 - 01/01/48 ........... 1,016 950,358
4.00% , 08/01/40 - 12/01/45 ........... 304 294,183
4.50% , 07/01/26 - 09/01/48 ........... 419 414,086
5.00% , 05/01/35 - 02/01/42 ........... 545 552,171
5.50% , 02/01/35 - 06/01/41 ........... 292 297,872
6.00% , 08/01/28 - 11/01/39 ........... 11 11,027
Federal National Mortgage Association
3.50% , 11/01/46 .................. 291 275,199
4.00% , 01/01/41 .................. 25 24,012
6.00% , 07/01/39 .................. 219 223,840
Federal National Mortgage Association Variable
Rate Notes
(c)
3.07% , 09/01/27 .................. 158 152,341
3.22% , 03/01/27 .................. 482 467,979
Government National Mortgage Association
2.00% , 08/15/54
(h)
................. 6,013 4,983,037
2.50% , 08/15/54
(h)
................. 6,080 5,231,730
3.00% , 02/15/45 - 01/20/51 ........... 639 572,232
3.50% , 01/15/42 - 10/20/46 ........... 776 726,185
3.50% , 08/15/54
(h)
................. 2,498 2,296,344
4.00% , 04/20/39 - 06/20/50 ........... 2,449 2,338,224
4.50% , 09/20/39 - 04/20/47 ........... 1,373 1,358,499
5.00% , 12/15/34 - 07/20/44 ........... 934 945,680
5.50% , 07/15/38 - 12/20/41 ........... 318 327,404
6.00% , 08/15/54
(h)
................. 1,841 1,862,578
6.50% , 10/15/38 - 02/20/41 ........... 99 101,767
Uniform Mortgage-Backed Securities
1.50% , 08/25/54
(h)
................. 4,435 3,401,609
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% , 10/01/31 - 03/01/32 ........... USD 380 $ 354,575
2.00% , 08/25/54
(h)
................. 21,497 17,290,402
2.50% , 04/01/30 - 03/01/32 ........... 705 669,222
2.50% , 08/25/54
(h)
................. 23,418 19,634,435
3.00% , 04/01/28 - 08/01/50 ........... 1,842 1,730,454
3.00% , 08/25/54
(h)
................. 11,620 10,138,897
3.50% , 11/01/27 - 06/01/52 ........... 6,819 6,238,194
3.50% , 08/25/54
(h)
................. 8,807 7,989,988
4.00% , 08/01/31 - 05/01/52 ........... 4,960 4,738,363
4.00% , 08/25/54
(h)
................. 5,178 4,852,499
4.50% , 01/01/27 - 07/01/53 ........... 17,928 17,334,920
5.00% , 06/01/26 - 02/01/54 ........... 20,668 20,421,237
5.50% , 05/01/34 - 03/01/53 ........... 11,447 11,543,617
6.00% , 12/01/32 - 09/01/40 ........... 286 296,044
6.50% , 09/01/36 - 02/01/54 ........... 14,670 15,095,388
7.00% , 02/01/54 .................. 9,546 9,915,219
176,718,557
Principal Only Collateralized Mortgage Obligations — 0.4%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(d)
................. 2,087 1,586,153
Total U.S. Government Sponsored Agency Securities — 50 .9%
(Cost: $ 204,677,648 ) .............................. 204,522,396
Total Long-Term Investments — 106.0%
(Cost: $ 432,061,252 ) .............................. 425,961,857
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
Dreyfus Treasury Prime Cash Management
Institutional Shares , 5.20%
(i)
.......... 1,998,210 1,998,210
Total Money Market Funds — 0 .5%
(Cost: $ 1,998,210 ) ............................... 1,998,210
Par (000)
Pa r (000)
U.S. Treasury Obligations — 12.4%
U.S. Treasury Bills
(j)
5.30% , 08/13/24 .................. 46,627 46,544,898
5.27% , 09/26/24 .................. 3,188 3,161,921
Total U.S. Treasury Obligations — 12 .4%
(Cost: $ 49,707,888 ) ............................... 49,706,819
Total Short-Term Securities — 12.9%
(Cost: $ 51,706,098 ) ............................... 51,705,029
Total Investments Before Options Written and TBA Sale
Commitments — 118 .9%
(Cost: $ 483,767,350 ) .............................. 477,666,886
Total Options Written — (0.0) %
(Premium Received — $ (312,180) ) .................... (177,322)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — ( 1 .8 ) %
Government National Mortgage Association ,
5.50% , 08/15/54
(h)
................. USD (7,001) $ (7,022,143)
Total TBA Sale Commitments — ( 1 .8 ) %
(Proceeds: $ (6,991,155) ) ........................... (7,022,143)
Total Investments Net of Options Written and TBA Sale
Commitments — 117 .1%
(Cost: $ 476,464,015 ) .............................. 470,467,421
Liabilities in Excess of Other Assets — (17.1) % ............ (68,638,775)
Net Assets — 100.0% ...............................
$ 401,828,646
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Zero-coupon bond.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Rounds to less than 1,000.
(h)
Represents or includes a TBA transaction.
(i)
Annualized 7-day yield as of period end.
(j)
Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 2 09/19/24 $ 232 $ 5,302
U.S. Treasury 2-Year Note .................................................... 363 09/30/24 74,648 733,412
U.S. Treasury 5-Year Note .................................................... 470 09/30/24 50,859 962,657
1,701,371
Short Contracts
3-mo. SOFR ............................................................. 2 09/17/24 473 609
U.S. Treasury 10-Year Note ................................................... 197 09/19/24 22,104 (520,901)
U.S. Treasury Long Bond ..................................................... 11 09/19/24 1,335 (43,671)
U.S. Treasury Ultra Bond ..................................................... 3 09/19/24 386 (13,222)
3-mo. SOFR ............................................................. 2 12/17/24 475 4,135
(573,050)
$ 1,128,321
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,150 $ (80,442)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,150 (86,978)
(167,420)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,150 (5,092)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,150 (4,810)
(9,902)
$ (177,322)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 159 $ 8,279 $ — $ 8,279
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (8,372) — (8,372)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 10,300 (122,814) — (122,814)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 47 7,789 — 7,789
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (8,018) — (8,018)
1-day SOFR Annual 3.80% Annual 02/07/34 USD 1,400 8,280 — 8,280
$ (114,856) $ — $ (114,856)

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 484,763 $ 283,173 $ 201,590
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 $ (343,556) $ (219,653) $ (123,903)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 903 (141,207) (35,688) (105,519)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (76,938) (88,763) 11,825
$ (561,701) $ (344,104) $ (217,597)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .35
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 60,818,157 $ 12,975 $ 60,831,132

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock U.S. Mortgage Portfolio

Level 1 Level 2 Level 3 Total
Corporate Bonds ........................................ $ — $ 448,948 $ — $ 448,948
Non-Agency Mortgage-Backed Securities ........................ — 159,519,342 640,039 160,159,381
U.S. Government Sponsored Agency Securities .................... — 204,520,940 1,456 204,522,396
Short-Term Securities
Money Market Funds ...................................... 1,998,210 — — 1,998,210
U.S. Treasury Obligations ................................... — 49,706,819 — 49,706,819
Liabilities
Investments
TBA Sale Commitments .................................... — (7,022,143) — (7,022,143)
$ 1,998,210 $ 467,992,063 $ 654,470 $ 470,644,743
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 213,415 $ — $ 213,415
Interest rate contracts ....................................... 1,706,115 24,348 — 1,730,463
Liabilities
Credit contracts ........................................... — (229,422) — (229,422)
Interest rate contracts ....................................... (577,794) (316,526) — (894,320)
$ 1,128,321 $ (308,185) $ — $ 820,136
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)